COLUMBIA FUNDS SERIES TRUST

Columbia LifeGoal® Growth Portfolio

Columbia LifeGoal® Balanced Growth Portfolio

Columbia LifeGoal® Income and Growth Portfolio

Columbia LifeGoal® Income Portfolio

(each, a “Portfolio” and collectively, the “Portfolios”)

Supplement dated November 14, 2008 to the prospectus for Class A, B, C and R shares,

dated August 1, 2008, as supplemented

Effective immediately, the Advisor to the Portfolios has approved the addition of Columbia Large Cap Enhanced Core Fund, a series of Columbia Funds Series Trust, and Columbia Contrarian Core Fund (formerly known as Columbia Common Stock Fund), a series of Columbia Funds Series Trust I, as underlying funds in which each Portfolio may invest. In addition, effective immediately, the Advisor to the Portfolios has approved the addition of Columbia Income Fund, a series of Columbia Funds Series Trust I, as an underlying fund in which each of Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, and Columbia LifeGoal® Income Portfolio may invest.

Accordingly, the Portfolios’ prospectus is revised and supplemented as follows:

Columbia LifeGoal® Growth Portfolio

The description of the Portfolio’s targeted allocation to large-capitalization domestic equity securities in the section entitled “Principal Investment Strategies” is hereby replaced in its entirety with the following:

•

30-70% of the Portfolio’s assets is allocated to funds that invest in large-capitalization domestic equity securities, including Columbia Contrarian Core Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Value Fund, Columbia Large Cap Core Fund, Columbia Large Cap Growth Fund, Columbia Select Large Cap Growth Fund, Columbia Disciplined Value Fund, Columbia Value and Restructuring Fund and Columbia Marsico Focused Equities Fund.

Columbia LifeGoal® Balanced Growth Portfolio

The description of the Portfolio’s targeted allocation to large-capitalization domestic equity securities in the section entitled “Principal Investment Strategies” is hereby replaced in its entirety with the following:

•

15-40% of the Portfolio’s assets is allocated to funds that invest in large-capitalization domestic equity securities, including Columbia Contrarian Core Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Value Fund, Columbia Large Cap Core Fund, Columbia Large Cap Growth Fund, Columbia Select Large Cap Growth Fund, Columbia Disciplined Value Fund, Columbia Value and Restructuring Fund and Columbia Marsico Focused Equities Fund.

The description of the Portfolio’s targeted allocation to government and corporate debt securities in the section entitled “Principal Investment Strategies” is hereby replaced in its entirety with the following:

•

25-65% of the Portfolio’s assets is allocated to funds that invest in government and corporate debt securities, including Columbia Income Fund, Columbia Short Term Bond Fund, Columbia Total Return Bond Fund, Columbia Core Bond Fund, Corporate Bond Portfolio and Mortgage- and Asset-Backed Portfolio.

Columbia LifeGoal® Income and Growth Portfolio

The description of the Portfolio’s targeted allocation to large-capitalization domestic equity securities in the section entitled “Principal Investment Strategies” is hereby replaced in its entirety with the following:

•

10-30% of the Portfolio’s assets is allocated to funds that invest in large-capitalization domestic equity securities, including Columbia Contrarian Core Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Value Fund, Columbia Large Cap Core Fund, Columbia Large Cap Growth Fund, Columbia Select Large Cap Growth Fund, Columbia Disciplined Value Fund, Columbia Value and Restructuring Fund and Columbia Marsico Focused Equities Fund.

The description of the Portfolio’s targeted allocation to government and corporate debt securities in the section entitled “Principal Investment Strategies” is hereby replaced in its entirety with the following:

•

50-90% of the Portfolio’s assets is allocated to funds that invest in government and corporate debt securities, including Columbia Income Fund, Columbia Short Term Bond Fund, Columbia Total Return Bond Fund, Columbia Core Bond Fund, Corporate Bond Portfolio and Mortgage- and Asset-Backed Portfolio.

Columbia LifeGoal® Income Portfolio

The description of the Portfolio’s targeted allocation to equity securities in the section entitled “Principal Investment Strategies” is hereby replaced in its entirety with the following:

•

0-20% of the Portfolio’s assets is allocated to funds that invest in equity securities, including Columbia Contrarian Core Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Value Fund, Columbia Large Cap Core Fund, Columbia Large Cap Growth Fund, Columbia Select Large Cap Growth Fund, Columbia Disciplined Value Fund, Columbia Value and Restructuring Fund, Columbia Marsico Focused Equities Fund, Columbia Mid Cap Value Fund, Columbia Mid Cap Growth Fund, Columbia Small Cap Value Fund II, Columbia Small Cap Growth Fund I, Columbia Small Cap Growth Fund II and Columbia Acorn USA.

The description of the Portfolio’s targeted allocation to government and corporate debt securities in the section entitled “Principal Investment Strategies” is hereby replaced in its entirety with the following:

•

0-100% of the Portfolio’s assets is allocated to funds that invest in government and corporate debt securities, including Columbia Income Fund, Columbia Short Term Bond Fund, Columbia Total Return Bond Fund, Columbia Core Bond Fund, Corporate Bond Portfolio and Mortgage- and Asset-Backed Portfolio.

The list of Principal Risks included in the FUNDimensions box in the investment section in the prospectus for the Columbia LifeGoal® Balanced Growth Portfolio is revised to include the following additional risk:

Municipal securities risk

The following risk description is added to the section entitled “Principal Risks” in the prospectus for the Columbia LifeGoal Balanced Growth Portfolio after the sentence “The Portfolio is subject indirectly to the following risks of the Underlying Funds,” as follows:

•

Municipal Securities Risk – Certain Underlying Funds invest in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a result, you may be required to file an amended tax return and pay additional taxes.

The Annual Portfolio Operating Expenses tables of the Portfolios in the Fees and Expenses section in the prospectus for the Portfolios are replaced with the following:

Columbia LifeGoal® Growth Portfolio:

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)
	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Management fees(d)	0.25%	0.25%	0.25%	0.25%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.50%
Other expenses	—	—	—	—
Acquired fund (Underlying Fund) fees and expenses(e)	0.97%	0.97%	0.97%	0.97%
Total annual Portfolio operating expenses(f)	1.47%	2.22%	2.22%	1.72%

(d)	Management fees include an investment advisory fee of 0.25%.

(e)	Acquired fund fees and expenses include fees and expenses associated with the Portfolio’s investments in other investment companies.

(f)

Total annual Portfolio operating expenses include acquired fund fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in the section entitled “Financial Highlights” which reflects only those expenses paid directly by the Portfolio.

Columbia LifeGoal® Balanced Growth Portfolio:

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)
	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Management fees(d)	0.25%	0.25%	0.25%	0.25%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.50%
Other expenses	—	—	—	—
Acquired fund (Underlying Fund) fees and expenses(e)	0.87%	0.87%	0.87%	0.87%
Total annual Portfolio operating expenses(f)	1.37%	2.12%	2.12%	1.62%

(d)	Management fees include an investment advisory fee of 0.25%.

(e)	Acquired fund fees and expenses include fees and expenses associated with the Portfolio’s investments in other investment companies.

(f)

Total annual Portfolio operating expenses include acquired fund fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in the section entitled “Financial Highlights” which reflects only those expenses paid directly by the Portfolio.

Columbia LifeGoal® Income and Growth Portfolio:

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)
	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Management fees(d)	0.25%	0.25%	0.25%	0.25%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.50%
Other expenses	—	—	—	—
Acquired fund (Underlying Fund) fees and expenses(e)	0.74%	0.74%	0.74%	0.74%
Total annual Portfolio operating expenses(f)	1.24%	1.99%	1.99%	1.49%

(d)	Management fees include an investment advisory fee of 0.25%.

(e)	Acquired fund fees and expenses include fees and expenses associated with the Portfolio’s investments in other investment companies.

(f)

Total annual Portfolio operating expenses include acquired fund fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in the section entitled “Financial Highlights” which reflects only those expenses paid directly by the Portfolio.

Columbia LifeGoal® Income Portfolio:

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)
	Class A Shares	Class B Shares	Class C Shares
Management fees(d) (e)	0.28%	0.28%	0.28%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses(f)	0.61%	0.61%	0.61%
Acquired fund (Underlying Fund) fees and expenses(g)	0.59%	0.59%	0.59%
Total annual Portfolio operating expenses(h)	1.73%	2.48%	2.48%
Fee waivers and/or reimbursements(i)	-0.47%	-0.47%	-0.47%
Total net expenses	1.26%	2.01%	2.01%

(d)	Management fees include an investment advisory fee of 0.05% and an administration fee of 0.23%.

(e)

The Advisor has implemented a schedule for the Portfolio’s advisory fees whereby the Portfolio pays 0.00% on its assets that are invested in Underlying Funds (excluding the Corporate Bond Portfolio and the Mortgage- and Asset-Backed Portfolio) and pays 0.50% on its assets that are invested in individual securities, the Corporate Bond Portfolio and the Mortgage- and Asset-Backed Portfolio. The Advisor has also contractually agreed to waive 0.10% of advisory fees payable to it on the Portfolio’s assets that are invested in individual securities, the Corporate Bond Portfolio and the Mortgage- and Asset-Backed Portfolio until July 31, 2009. The Administrator has contractually agreed to waive 0.10% of administration fees payable to it on the Portfolio’s assets that are invested in Underlying Funds (excluding the Corporate Bond Portfolio and the Mortgage- and Asset-Backed Portfolio) until July 31, 2009.

(f)	Other expenses have been restated to reflect contractual changes to the fees paid by the Portfolio.

(g)	Acquired fund fees and expenses include fees and expenses associated with the Portfolio’s investments in other investment companies.

(h)

Total annual Portfolio operating expenses include acquired fund fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in the section entitled “Financial Highlights” which reflects only those expenses paid directly by the Portfolio.

(i)	The Advisor has contractually agreed to bear a portion of the Portfolio’s expenses so that the Portfolio’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes, extraordinary expenses and expenses associated with the Portfolio’s investments in other investment companies, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.42% annually through July 31, 2009.

The expense table in the Example in the Fees and Expenses section in the prospectus for each Portfolio is replaced with the following:

Columbia LifeGoal® Growth Portfolio:

	1 year	3 years	5 years	10 years
Class A Shares	$716	$1,013	$1,332	$2,231
Class B Shares
Assuming no redemption	$225	$694	$1,190	$2,365
Assuming complete redemption of shares at the end of the period	$725	$994	$1,390	$2,365
Class C Shares
Assuming no redemption	$225	$694	$1,190	$2,554
Assuming complete redemption of shares at the end of the period	$325	$694	$1,190	$2,554
Class R Shares	$175	$542	$933	$2,030

Columbia LifeGoal® Balanced Growth Portfolio:

	1 year	3 years	5 years	10 years
Class A Shares	$706	$984	$1,282	$2,127
Class B Shares
Assuming no redemption	$215	$664	$1,139	$2,261
Assuming complete redemption of shares at the end of the period	$715	$964	$1,339	$2,261
Class C Shares
Assuming no redemption	$215	$664	$1,139	$2,452
Assuming complete redemption of shares at the end of the period	$315	$664	$1,139	$2,452
Class R Shares	$165	$511	$881	$1,922

Columbia LifeGoal® Income and Growth Portfolio:

	1 year	3 years	5 years	10 years
Class A Shares	$694	$946	$1,217	$1,989
Class B Shares
Assuming no redemption	$202	$624	$1,073	$2,123
Assuming complete redemption of shares at the end of the period	$702	$924	$1,273	$2,123
Class C Shares
Assuming no redemption	$202	$624	$1,073	$2,317
Assuming complete redemption of shares at the end of the period	$302	$624	$1,073	$2,317
Class R Shares	$152	$471	$813	$1,779

Columbia LifeGoal® Income Portfolio:

	1 year	3 years	5 years	10 years
Class A Shares	$449	$808	$1,190	$2,262
Class B Shares
Assuming no redemption	$204	$728	$1,278	$2,595
Assuming complete redemption of shares at the end of the period	$504	$928	$1,278	$2,595
Class C Shares
Assuming no redemption	$204	$728	$1,278	$2,781
Assuming complete redemption of shares at the end of the period	$304	$728	$1,278	$2,781

The following are added to the section of the Portfolios’ prospectuses entitled “Underlying Funds Summary” in the table “The Underlying Funds – Funds investing in large-capitalization domestic equity securities”:

Columbia Contrarian Core Fund	¡ The Fund seeks total return, consisting of long-term capital appreciation and current income.

¡     Under normal circumstances, the Fund invests at least 80% of net assets in common stocks. In addition, under normal circumstances, the Fund invests at least 80% of net assets in equity securities of U.S. companies that have large market capitalizations (generally over $2 billion) that the Advisor believes have the potential for long-term growth and current income.

Columbia Large Cap Enhanced Core Fund	¡ The Fund seeks total return before fees and expenses that exceeds the total return of the Standard & Poor’s (S&P) 500® Index.

¡     Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P 500® Index, convertible securities that are convertible into stocks included in that index, and derivatives whose returns are closely equivalent to the returns of the S&P 500® Index or its components. The Fund generally holds fewer stocks than the index and may hold securities that are not in the index. The Advisor attempts to maintain a portfolio that generally matches the risk characteristics of the S&P 500® Index. The Advisor will vary the number and percentages of the Fund’s holdings in attempting to provide higher returns than the S&P 500® Index and to reduce the potential of underperforming such index over time.

The following is added to the section of the Portfolios’ prospectus entitled “Underlying Funds Summary” in the table “The Underlying Funds – Funds investing in government and corporate debt securities”:

Columbia Income Fund	¡ The Fund seeks total return, consisting primarily of current income and secondarily of capital appreciation.	Under normal circumstances, the Fund invests at least 80% of net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities, municipal securities and dollar-denominated debt securities issued by foreign governments, companies or other entities. The Fund also invests at least 60% of total assets in securities that, at the time of purchase, are investment grade securities or unrated securities determined by the Advisor to be of comparable quality. The Fund may invest up to 40% of total assets in securities that, at the time of purchase, are below investment grade securities or in unrated securities determined by the Advisor to be of comparable quality. Under normal circumstances, the Fund’s dollar-weighted average effective maturity will be between three and ten years. The Fund also may invest in private placements. The Fund may also participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

The Hypothetical Fees and Expenses tables in the Portfolios’ prospectus entitled “Hypothetical Fees and Expenses” are replaced with the following:

Columbia LifeGoal® Growth Portfolio – Class A Shares
Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.47%	-2.42%(b)	$9,757.70	$715.99
2	10.25%	1.47%	1.02%	$10,102.15	$145.97
3	15.76%	1.47%	4.59%	$10,458.76	$151.12
4	21.55%	1.47%	8.28%	$10,827.95	$156.46
5	27.63%	1.47%	12.10%	$11,210.18	$161.98
6	34.01%	1.47%	16.06%	$11,605.90	$167.70
7	40.71%	1.47%	20.16%	$12,015.59	$173.62
8	47.75%	1.47%	24.40%	$12,439.74	$179.75
9	55.13%	1.47%	28.79%	$12,878.86	$186.09
10	62.89%	1.47%	33.33%	$13,333.48	$192.66
Total Gain After Fees and Expenses				$3,333.48
Total Annual Fees and Expenses Paid					$2,231.34

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deduction of the maximum initial sales charge.

Columbia LifeGoal® Growth Portfolio – Class B Shares
Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.22%	2.78%	$10,278.00	$225.09
2	10.25%	2.22%	5.64%	$10,563.73	$231.34
3	15.76%	2.22%	8.57%	$10,857.40	$237.77
4	21.55%	2.22%	11.59%	$11,159.24	$244.38
5	27.63%	2.22%	14.69%	$11,469.47	$251.18
6	34.01%	2.22%	17.88%	$11,788.32	$258.16
7	40.71%	2.22%	21.16%	$12,116.04	$265.34
8	47.75%	2.22%	24.53%	$12,452.87	$272.71
9	55.13%	1.47%	28.92%	$12,892.46	$186.29
10	62.89%	1.47%	33.48%	$13,347.56	$192.86
Total Gain After Fees and Expenses				$3,347.56
Total Annual Fees and Expenses Paid					$2,365.12

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia LifeGoal® Growth Portfolio – Class C Shares
Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.22%	2.78%	$10,278.00	$225.09
2	10.25%	2.22%	5.64%	$10,563.73	$231.34
3	15.76%	2.22%	8.57%	$10,857.40	$237.77
4	21.55%	2.22%	11.59%	$11,159.24	$244.38
5	27.63%	2.22%	14.69%	$11,469.47	$251.18
6	34.01%	2.22%	17.88%	$11,788.32	$258.16
7	40.71%	2.22%	21.16%	$12,116.04	$265.34
8	47.75%	2.22%	24.53%	$12,452.87	$272.71
9	55.13%	2.22%	27.99%	$12,799.06	$280.30
10	62.89%	2.22%	31.55%	$13,154.87	$288.09
Total Gain After Fees and Expenses				$3,154.87
Total Annual Fees and Expenses Paid					$2,554.36

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia LifeGoal® Growth Portfolio – Class R Shares
Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.72%	3.28%	$10,328.00	$174.82
2	10.25%	1.72%	6.67%	$10,666.76	$180.55
3	15.76%	1.72%	10.17%	$11,016.63	$186.48
4	21.55%	1.72%	13.78%	$11,377.98	$192.59
5	27.63%	1.72%	17.51%	$11,751.18	$198.91
6	34.01%	1.72%	21.37%	$12,136.62	$205.44
7	40.71%	1.72%	25.35%	$12,534.70	$212.17
8	47.75%	1.72%	29.46%	$12,945.84	$219.13
9	55.13%	1.72%	33.70%	$13,370.46	$226.32
10	62.89%	1.72%	38.09%	$13,809.01	$233.74
Total Gain After Fees and Expenses				$3,809.01
Total Annual Fees and Expenses Paid					$2,030.15

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia LifeGoal® Balanced Growth Portfolio – Class A Shares
Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.37%	-2.33%(b)	$9,767.13	$706.47
2	10.25%	1.37%	1.22%	$10,121.68	$136.24
3	15.76%	1.37%	4.89%	$10,489.10	$141.18
4	21.55%	1.37%	8.70%	$10,869.85	$146.31
5	27.63%	1.37%	12.64%	$11,264.43	$151.62
6	34.01%	1.37%	16.73%	$11,673.33	$157.12
7	40.71%	1.37%	20.97%	$12,097.07	$162.83
8	47.75%	1.37%	25.36%	$12,536.19	$168.74
9	55.13%	1.37%	29.91%	$12,991.25	$174.86
10	62.89%	1.37%	34.63%	$13,462.83	$181.21
Total Gain After Fees and Expenses				$3,462.83
Total Annual Fees and Expenses Paid					$2,126.58

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deduction of the maximum initial sales charge.

Columbia LifeGoal® Balanced Growth Portfolio – Class B Shares
Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.12%	2.88%	$10,288.00	$215.05
2	10.25%	2.12%	5.84%	$10,584.29	$221.25
3	15.76%	2.12%	8.89%	$10,889.12	$227.62
4	21.55%	2.12%	12.03%	$11,202.73	$234.17
5	27.63%	2.12%	15.25%	$11,525.37	$240.92
6	34.01%	2.12%	18.57%	$11,857.30	$247.86
7	40.71%	2.12%	21.99%	$12,198.79	$254.99
8	47.75%	2.12%	25.50%	$12,550.12	$262.34
9	55.13%	1.37%	30.06%	$13,005.69	$175.06
10	62.89%	1.37%	34.78%	$13,477.80	$181.41
Total Gain After Fees and Expenses				$3,477.80
Total Annual Fees and Expenses Paid					$2,260.67

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia LifeGoal® Balanced Growth Portfolio – Class C Shares
Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.12%	2.88%	$10,288.00	$215.05
2	10.25%	2.12%	5.84%	$10,584.29	$221.25
3	15.76%	2.12%	8.89%	$10,889.12	$227.62
4	21.55%	2.12%	12.03%	$11,202.73	$234.17
5	27.63%	2.12%	15.25%	$11,525.37	$240.92
6	34.01%	2.12%	18.57%	$11,857.30	$247.86
7	40.71%	2.12%	21.99%	$12,198.79	$254.99
8	47.75%	2.12%	25.50%	$12,550.12	$262.34
9	55.13%	2.12%	29.12%	$12,911.56	$269.89
10	62.89%	2.12%	32.83%	$13,283.41	$277.67
Total Gain After Fees and Expenses				$3,283.41
Total Annual Fees and Expenses Paid					$2,451.76

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia LifeGoal® Balanced Growth Portfolio – Class R Shares
Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.62%	3.38%	$10,338.00	$164.74
2	10.25%	1.62%	6.87%	$10,687.42	$170.31
3	15.76%	1.62%	10.49%	$11,048.65	$176.06
4	21.55%	1.62%	14.22%	$11,422.09	$182.01
5	27.63%	1.62%	18.08%	$11,808.16	$188.17
6	34.01%	1.62%	22.07%	$12,207.28	$194.53
7	40.71%	1.62%	26.20%	$12,619.89	$201.10
8	47.75%	1.62%	30.46%	$13,046.44	$207.90
9	55.13%	1.62%	34.87%	$13,487.41	$214.92
10	62.89%	1.62%	39.43%	$13,943.28	$222.19
Total Gain After Fees and Expenses				$3,943.28
Total Annual Fees and Expenses Paid					$1,921.93

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia LifeGoal® Income and Growth Portfolio – Class A Shares
Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.24%	-2.21%(b)	$9,779.38	$694.07
2	10.25%	1.24%	1.47%	$10,147.08	$123.54
3	15.76%	1.24%	5.29%	$10,528.61	$128.19
4	21.55%	1.24%	9.24%	$10,924.49	$133.01
5	27.63%	1.24%	13.35%	$11,335.25	$138.01
6	34.01%	1.24%	17.61%	$11,761.46	$143.20
7	40.71%	1.24%	22.04%	$12,203.69	$148.58
8	47.75%	1.24%	26.63%	$12,662.55	$154.17
9	55.13%	1.24%	31.39%	$13,138.66	$159.97
10	62.89%	1.24%	36.33%	$13,632.67	$165.98
Total Gain After Fees and Expenses				$3,632.67
Total Annual Fees and Expenses Paid					$1,988.72

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deduction of the maximum initial sales charge.

Columbia LifeGoal® Income and Growth Portfolio – Class B Shares
Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.99%	3.01%	$10,301.00	$201.99
2	10.25%	1.99%	6.11%	$10,611.06	$208.07
3	15.76%	1.99%	9.30%	$10,930.45	$214.34
4	21.55%	1.99%	12.59%	$11,259.46	$220.79
5	27.63%	1.99%	15.98%	$11,598.37	$227.44
6	34.01%	1.99%	19.47%	$11,947.48	$234.28
7	40.71%	1.99%	23.07%	$12,307.10	$241.33
8	47.75%	1.99%	26.78%	$12,677.54	$248.60
9	55.13%	1.24%	31.54%	$13,154.22	$160.16
10	62.89%	1.24%	36.49%	$13,648.82	$166.18
Total Gain After Fees and Expenses				$3,648.82
Total Annual Fees and Expenses Paid					$2,123.18

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia LifeGoal® Income and Growth Portfolio – Class C Shares
Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.99%	3.01%	$10,301.00	$201.99
2	10.25%	1.99%	6.11%	$10,611.06	$208.07
3	15.76%	1.99%	9.30%	$10,930.45	$214.34
4	21.55%	1.99%	12.59%	$11,259.46	$220.79
5	27.63%	1.99%	15.98%	$11,598.37	$227.44
6	34.01%	1.99%	19.47%	$11,947.48	$234.28
7	40.71%	1.99%	23.07%	$12,307.10	$241.33
8	47.75%	1.99%	26.78%	$12,677.54	$248.60
9	55.13%	1.99%	30.59%	$13,059.13	$256.08
10	62.89%	1.99%	34.52%	$13,452.21	$263.79
Total Gain After Fees and Expenses				$3,452.21
Total Annual Fees and Expenses Paid					$2,316.71

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia LifeGoal® Income and Growth Portfolio – Class R Shares
Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.49%	3.51%	$10,351.00	$151.61
2	10.25%	1.49%	7.14%	$10,714.32	$156.94
3	15.76%	1.49%	10.90%	$11,090.39	$162.45
4	21.55%	1.49%	14.80%	$11,479.66	$168.15
5	27.63%	1.49%	18.83%	$11,882.60	$174.05
6	34.01%	1.49%	23.00%	$12,299.68	$180.16
7	40.71%	1.49%	27.31%	$12,731.40	$186.48
8	47.75%	1.49%	31.78%	$13,178.27	$193.03
9	55.13%	1.49%	36.41%	$13,640.83	$199.80
10	62.89%	1.49%	41.20%	$14,119.62	$206.82
Total Gain After Fees and Expenses				$4,119.62
Total Annual Fees and Expenses Paid					$1,779.49

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia LifeGoal® Income Portfolio – Class A Shares
Maximum Initial Sales Charge 3.25%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.26%	0.37%(b)	$10,036.85	$449.18
2	10.25%	1.73%	3.65%	$10,365.05	$176.48
3	15.76%	1.73%	7.04%	$10,703.99	$182.25
4	21.55%	1.73%	10.54%	$11,054.01	$188.21
5	27.63%	1.73%	14.15%	$11,415.48	$194.36
6	34.01%	1.73%	17.89%	$11,788.77	$200.72
7	40.71%	1.73%	21.74%	$12,174.26	$207.28
8	47.75%	1.73%	25.72%	$12,572.36	$214.06
9	55.13%	1.73%	29.83%	$12,983.48	$221.06
10	62.89%	1.73%	34.08%	$13,408.04	$228.29
Total Gain After Fees and Expenses				$3,408.04
Total Annual Fees and Expenses Paid					$2,261.89

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deduction of the maximum initial sales charge.

Columbia LifeGoal® Income Portfolio – Class B Shares
Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.01%	2.99%	$10,299.00	$204.00
2	10.25%	2.48%	5.59%	$10,558.53	$258.63
3	15.76%	2.48%	8.25%	$10,824.60	$265.15
4	21.55%	2.48%	10.97%	$11,097.38	$271.83
5	27.63%	2.48%	13.77%	$11,377.03	$278.68
6	34.01%	2.48%	16.64%	$11,663.73	$285.71
7	40.71%	2.48%	19.58%	$11,957.66	$292.91
8	47.75%	2.48%	22.59%	$12,258.99	$300.29
9	55.13%	1.73%	26.60%	$12,659.86	$215.55
10	62.89%	1.73%	30.74%	$13,073.84	$222.60
Total Gain After Fees and Expenses				$3,073.84
Total Annual Fees and Expenses Paid					$2,595.35

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia LifeGoal® Income Portfolio – Class C Shares
Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.01%	2.99%	$10,299.00	$204.00
2	10.25%	2.48%	5.59%	$10,558.53	$258.63
3	15.76%	2.48%	8.25%	$10,824.60	$265.15
4	21.55%	2.48%	10.97%	$11,097.38	$271.83
5	27.63%	2.48%	13.77%	$11,377.03	$278.68
6	34.01%	2.48%	16.64%	$11,663.73	$285.71
7	40.71%	2.48%	19.58%	$11,957.66	$292.91
8	47.75%	2.48%	22.59%	$12,258.99	$300.29
9	55.13%	2.48%	25.68%	$12,567.92	$307.85
10	62.89%	2.48%	28.85%	$12,884.63	$315.61
Total Gain After Fees and Expenses				$2,884.63
Total Annual Fees and Expenses Paid					$2,780.66

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

INT-47/156903-1008

COLUMBIA FUNDS SERIES TRUST

Columbia LifeGoal® Growth Portfolio

Columbia LifeGoal® Balanced Growth Portfolio

Columbia LifeGoal® Income and Growth Portfolio

Columbia LifeGoal® Income Portfolio

(each, a “Portfolio” and collectively, the “Portfolios”)

Supplement dated November 14, 2008 to the prospectus for Class Z shares,

dated August 1, 2008, as supplemented

Effective immediately, the Advisor to the Portfolios has approved the addition of Columbia Large Cap Enhanced Core Fund, a series of Columbia Funds Series Trust, and Columbia Contrarian Core Fund (formerly known as Columbia Common Stock Fund), a series of Columbia Funds Series Trust I, as underlying funds in which each Portfolio may invest. In addition, effective immediately, the Advisor to the Portfolios has approved the addition of Columbia Income Fund, a series of Columbia Funds Series Trust I, as an underlying fund in which each of Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, and Columbia LifeGoal® Income Portfolio may invest.

Accordingly, the Portfolios’ prospectus is revised and supplemented as follows:

Columbia LifeGoal® Growth Portfolio

The description of the Portfolio’s targeted allocation to large-capitalization domestic equity securities in the section entitled “Principal Investment Strategies” is hereby replaced in its entirety with the following:

•

30-70% of the Portfolio’s assets is allocated to funds that invest in large-capitalization domestic equity securities, including Columbia Contrarian Core Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Value Fund, Columbia Large Cap Core Fund, Columbia Large Cap Growth Fund, Columbia Select Large Cap Growth Fund, Columbia Disciplined Value Fund, Columbia Value and Restructuring Fund and Columbia Marsico Focused Equities Fund.

Columbia LifeGoal® Balanced Growth Portfolio

The description of the Portfolio’s targeted allocation to large-capitalization domestic equity securities in the section entitled “Principal Investment Strategies” is hereby replaced in its entirety with the following:

•

15-40% of the Portfolio’s assets is allocated to funds that invest in large-capitalization domestic equity securities, including Columbia Contrarian Core Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Value Fund, Columbia Large Cap Core Fund, Columbia Large Cap Growth Fund, Columbia Select Large Cap Growth Fund, Columbia Disciplined Value Fund, Columbia Value and Restructuring Fund and Columbia Marsico Focused Equities Fund.

The description of the Portfolio’s targeted allocation to government and corporate debt securities in the section entitled “Principal Investment Strategies” is hereby replaced in its entirety with the following:

•

25-65% of the Portfolio’s assets is allocated to funds that invest in government and corporate debt securities, including Columbia Income Fund, Columbia Short Term Bond Fund, Columbia Total Return Bond Fund, Columbia Core Bond Fund, Corporate Bond Portfolio and Mortgage- and Asset-Backed Portfolio.

Columbia LifeGoal® Income and Growth Portfolio

The description of the Portfolio’s targeted allocation to large-capitalization domestic equity securities in the section entitled “Principal Investment Strategies” is hereby replaced in its entirety with the following:

•

10-30% of the Portfolio’s assets is allocated to funds that invest in large-capitalization domestic equity securities, including Columbia Contrarian Core Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Value Fund, Columbia Large Cap Core Fund, Columbia Large Cap Growth Fund, Columbia Select Large Cap Growth Fund, Columbia Disciplined Value Fund, Columbia Value and Restructuring Fund and Columbia Marsico Focused Equities Fund.

The description of the Portfolio’s targeted allocation to government and corporate debt securities in the section entitled “Principal Investment Strategies” is hereby replaced in its entirety with the following:

•

50-90% of the Portfolio’s assets is allocated to funds that invest in government and corporate debt securities, including Columbia Income Fund, Columbia Short Term Bond Fund, Columbia Total Return Bond Fund, Columbia Core Bond Fund, Corporate Bond Portfolio and Mortgage- and Asset-Backed Portfolio.

Columbia LifeGoal® Income Portfolio

The description of the Portfolio’s targeted allocation to equity securities in the section entitled “Principal Investment Strategies” is hereby replaced in its entirety with the following:

•

0-20% of the Portfolio’s assets is allocated to funds that invest in equity securities, including Columbia Contrarian Core Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Value Fund, Columbia Large Cap Core Fund, Columbia Large Cap Growth Fund, Columbia Select Large Cap Growth Fund, Columbia Disciplined Value Fund, Columbia Value and Restructuring Fund, Columbia Marsico Focused Equities Fund, Columbia Mid Cap Value Fund, Columbia Mid Cap Growth Fund, Columbia Small Cap Value Fund II, Columbia Small Cap Growth Fund I, Columbia Small Cap Growth Fund II and Columbia Acorn USA.

The description of the Portfolio’s targeted allocation to government and corporate debt securities in the section entitled “Principal Investment Strategies” is hereby replaced in its entirety with the following:

•

0-100% of the Portfolio’s assets is allocated to funds that invest in government and corporate debt securities, including Columbia Income Fund, Columbia Short Term Bond Fund, Columbia Total Return Bond Fund, Columbia Core Bond Fund, Corporate Bond Portfolio and Mortgage- and Asset-Backed Portfolio.

The list of Principal Risks included in the FUNDimensions box in the investment section in the prospectus for the Columbia LifeGoal® Balanced Growth Portfolio is revised to include the following additional risk:

Municipal securities risk

The following risk description is added to the section entitled “Principal Risks” in the prospectus for the Columbia LifeGoal Balanced Growth Portfolio after the sentence “The Portfolio is subject indirectly to the following risks of the Underlying Funds,” as follows:

•

Municipal Securities Risk – Certain Underlying Funds invest in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a result, you may be required to file an amended tax return and pay additional taxes.

The Annual Portfolio Operating Expenses tables of the Portfolios in the Fees and Expenses section in the prospectus for the Portfolios are replaced with the following:

Columbia LifeGoal® Growth Portfolio:

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)
Class Z Shares
Management fees(a)	0.25%
Distribution and service (12b-1) fees	0.00%
Other expenses	—
Acquired fund (Underlying Fund) fees and expenses(b)	0.97%
Total annual Portfolio operating expenses(c)	1.22%

(a)	Management fees include an investment advisory fee of 0.25%.

(b)	Acquired fund fees and expenses include fees and expenses associated with the Portfolio’s investments in other investment companies.

(c)

Total annual Portfolio operating expenses include acquired fund fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in the section entitled “Financial Highlights” which reflects only those expenses paid directly by the Portfolio.

Columbia LifeGoal® Balanced Growth Portfolio:

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)
Class Z Shares
Management fees(a)	0.25%
Distribution and service (12b-1) fees	0.00%
Other expenses	—
Acquired fund (Underlying Fund) fees and expenses(b)	0.87%
Total annual Portfolio operating expenses(c)	1.12%

(a)	Management fees include an investment advisory fee of 0.25%.

(b)	Acquired fund fees and expenses include fees and expenses associated with the Portfolio’s investments in other investment companies.

(c)

Total annual Portfolio operating expenses include acquired fund fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in the section entitled “Financial Highlights” which reflects only those expenses paid directly by the Portfolio.

Columbia LifeGoal® Income and Growth Portfolio:

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)
Class Z Shares
Management fees(a)	0.25%
Distribution and service (12b-1) fees	0.00%
Other expenses	—
Acquired fund (Underlying Fund) fees and expenses(b)	0.74%
Total annual Portfolio operating expenses(c)	0.99%

(a)	Management fees include an investment advisory fee of 0.25%.

(b)	Acquired fund fees and expenses include fees and expenses associated with the Portfolio’s investments in other investment companies.

(c)

Total annual Portfolio operating expenses include acquired fund fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in the section entitled “Financial Highlights” which reflects only those expenses paid directly by the Portfolio.

Columbia LifeGoal® Income Portfolio:

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)
Class Z Shares
Management fees(a) (b)	0.28%
Distribution and service (12b-1) fees	0.00%
Other expenses(c)	0.61%
Acquired fund (Underlying Fund) fees and expenses(d)	0.59%
Total annual Portfolio operating expenses(e)	1.48%
Fee waivers and/or reimbursements(f)	-0.47%
Total net expenses	1.01%

(a)	Management fees include an investment advisory fee of 0.05% and an administration fee of 0.23%.

(b)

The Advisor has implemented a schedule for the Portfolio’s advisory fees whereby the Portfolio pays 0.00% on its assets that are invested in Underlying Funds (excluding the Corporate Bond Portfolio and the Mortgage- and Asset-Backed Portfolio) and pays 0.50% on its assets that are invested in individual securities, the Corporate Bond Portfolio and the Mortgage- and Asset-Backed Portfolio. The Advisor has also contractually agreed to waive 0.10% of advisory fees payable to it on the Portfolio’s assets that are invested in individual securities, the Corporate Bond Portfolio and the Mortgage- and Asset-Backed Portfolio until July 31, 2009. The Administrator has contractually agreed to waive 0.10% of administration fees payable to it on the Portfolio’s assets that are invested in Underlying Funds (excluding the Corporate Bond Portfolio and the Mortgage- and Asset-Backed Portfolio) until July 31, 2009.

(c)	Other expenses have been restated to reflect contractual changes to the fees paid by the Portfolio.

(d)	Acquired fund fees and expenses include fees and expenses associated with the Portfolio’s investments in other investment companies.

(e)

Total annual Portfolio operating expenses include acquired fund fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in the section entitled “Financial Highlights” which reflects only those expenses paid directly by the Portfolio.

(f)

The Advisor has contractually agreed to bear a portion of the Portfolio’s expenses so that the Portfolio’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes, extraordinary expenses and expenses associated with the Portfolio’s investments in other investment companies, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.42% annually through July 31, 2009.

The expense table in the Example in the Fees and Expenses section in the prospectus for each Portfolio is replaced with the following:

Columbia LifeGoal® Growth Portfolio:

	1 year	3 years	5 years	10 years
Class Z Shares	$124	$387	$670	$1,477

Columbia LifeGoal® Balanced Growth Portfolio:

	1 year	3 years	5 years	10 years
Class Z Shares	$114	$356	$617	$1,363

Columbia LifeGoal® Income and Growth Portfolio:

	1 year	3 years	5 years	10 years
Class Z Shares	$101	$315	$547	$1,213

Columbia LifeGoal® Income Portfolio:

	1 year	3 years	5 years	10 years
Class Z Shares	$103	$422	$763	$1,728

The following are added to the section of the Portfolios’ prospectuses entitled “Underlying Funds Summary” in the table “The Underlying Funds – Funds investing in large-capitalization domestic equity securities”:

Columbia Contrarian Core Fund	¡ The Fund seeks total return, consisting of long-term capital appreciation and current income.

¡     Under normal circumstances, the Fund invests at least 80% of net assets in common stocks. In addition, under normal circumstances, the Fund invests at least 80% of net assets in equity securities of U.S. companies that have large market capitalizations (generally over $2 billion) that the Advisor believes have the potential for long-term growth and current income.

Columbia Large Cap Enhanced Core Fund	¡ The Fund seeks total return before fees and expenses that exceeds the total return of the Standard & Poor’s (S&P) 500® Index.

¡     Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P 500® Index, convertible securities that are convertible into stocks included in that index, and derivatives whose returns are closely equivalent to the returns of the S&P 500® Index or its components. The Fund generally holds fewer stocks than the index and may hold securities that are not in the index. The Advisor attempts to maintain a portfolio that generally matches the risk characteristics of the S&P 500® Index. The Advisor will vary the number and percentages of the Fund’s holdings in attempting to provide higher returns than the S&P 500® Index and to reduce the potential of underperforming such index over time.

The following is added to the section of the Portfolios’ prospectus entitled “Underlying Funds Summary” in the table “The Underlying Funds – Funds investing in government and corporate debt securities”:

Columbia Income Fund	¡ The Fund seeks total return, consisting primarily of current income and secondarily of capital appreciation.	Under normal circumstances, the Fund invests at least 80% of net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities, municipal securities and dollar-denominated debt securities issued by foreign governments, companies or other entities. The Fund also invests at least 60% of total assets in securities that, at the time of purchase, are investment grade securities or unrated securities determined by the Advisor to be of comparable quality. The Fund may invest up to 40% of total assets in securities that, at the time of purchase, are below investment grade securities or in unrated securities determined by the Advisor to be of comparable quality. Under normal circumstances, the Fund’s dollar-weighted average effective maturity will be between three and ten years. The Fund also may invest in private placements. The Fund may also participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

The Hypothetical Fees and Expenses tables in the Portfolios’ prospectus entitled “Hypothetical Fees and Expenses” are replaced with the following:

Columbia LifeGoal® Growth Portfolio – Class Z Shares
Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.22%	3.78%	$10,378.00	$124.31
2	10.25%	1.22%	7.70%	$10,770.29	$129.00
3	15.76%	1.22%	11.77%	$11,177.41	$133.88
4	21.55%	1.22%	16.00%	$11,599.92	$138.94
5	27.63%	1.22%	20.38%	$12,038.40	$144.19
6	34.01%	1.22%	24.93%	$12,493.45	$149.64
7	40.71%	1.22%	29.66%	$12,965.70	$155.30
8	47.75%	1.22%	34.56%	$13,455.80	$161.17
9	55.13%	1.22%	39.64%	$13,964.43	$167.26
10	62.89%	1.22%	44.92%	$14,492.29	$173.59
Total Gain After Fees and Expenses				$4,492.29
Total Annual Fees and Expenses Paid					$1,477.28

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia LifeGoal® Balanced Growth Portfolio – Class Z Shares
Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.12%	3.88%	$10,388.00	$114.17
2	10.25%	1.12%	7.91%	$10,791.05	$118.60
3	15.76%	1.12%	12.10%	$11,209.74	$123.20
4	21.55%	1.12%	16.45%	$11,644.68	$127.98
5	27.63%	1.12%	20.96%	$12,096.49	$132.95
6	34.01%	1.12%	25.66%	$12,565.83	$138.11
7	40.71%	1.12%	30.53%	$13,053.38	$143.47
8	47.75%	1.12%	35.60%	$13,559.85	$149.03
9	55.13%	1.12%	40.86%	$14,085.97	$154.82
10	62.89%	1.12%	46.33%	$14,632.51	$160.82
Total Gain After Fees and Expenses				$4,632.51
Total Annual Fees and Expenses Paid					$1,363.15

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia LifeGoal® Income and Growth Portfolio – Class Z Shares
Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.99%	4.01%	$10,401.00	$100.98
2	10.25%	0.99%	8.18%	$10,818.08	$105.03
3	15.76%	0.99%	12.52%	$11,251.89	$109.25
4	21.55%	0.99%	17.03%	$11,703.09	$113.63
5	27.63%	0.99%	21.72%	$12,172.38	$118.18
6	34.01%	0.99%	26.60%	$12,660.49	$122.92
7	40.71%	0.99%	31.68%	$13,168.18	$127.85
8	47.75%	0.99%	36.96%	$13,696.22	$132.98
9	55.13%	0.99%	42.45%	$14,245.44	$138.31
10	62.89%	0.99%	48.17%	$14,816.68	$143.86
Total Gain After Fees and Expenses				$4,816.68
Total Annual Fees and Expenses Paid					$1,212.99

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia LifeGoal® Income Portfolio – Class Z Shares
Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.01%	3.99%	$10,399.00	$103.01
2	10.25%	1.48%	7.65%	$10,765.04	$156.61
3	15.76%	1.48%	11.44%	$11,143.97	$162.13
4	21.55%	1.48%	15.36%	$11,536.24	$167.83
5	27.63%	1.48%	19.42%	$11,942.32	$173.74
6	34.01%	1.48%	23.63%	$12,362.69	$179.86
7	40.71%	1.48%	27.98%	$12,797.86	$186.19
8	47.75%	1.48%	32.48%	$13,248.34	$192.74
9	55.13%	1.48%	37.15%	$13,714.68	$199.53
10	62.89%	1.48%	41.97%	$14,197.44	$206.55
Total Gain After Fees and Expenses				$4,197.44
Total Annual Fees and Expenses Paid					$1,728.19

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

INT-47/156936-1108